Income Taxes (Income Tax Expense Differs from Amount Computed by Applying Federal Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Income Taxes [Abstract]
Computed "expected" tax expense	$ (9,584)	$ (9,969)
Stock-based compensation	625	774
State and local income taxes, net of federal income tax benefit	$ 1	$ 1
Foreign rate differential
Warrants modification and changes in fair value
Other	$ 21	$ 12
Change in valuation allowance	8,937	9,183
Income tax expense	$ 1	$ 1